Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
	2024	2023
Bank deposits	1,052,823	407,311
Other monetary funds	131,633	-
	1,184,456	407,311

	As at December 31,
	2024	2023
Renminbi	1,167,272	405,534
Hong Kong Dollars	17,184	1,777
	1,184,456	407,311